Financial investments	12 Months Ended
Dec. 31, 2018
Financial investments
Financial investments

9      Financial investments

Accounting policy

Financial investments are mainly short-term investments that do not meet the definition of cash and cash equivalents. The financial investments are used as part of the cash-management strategy of the Company and are measured at fair value through profit or loss.

(a)   Composition

	2018	2017
Investment fund quotas (i)	38,677	138,945
Bank deposit certificate	44,595	42,067
Repurchase agreements	—	18,289
Other	8,961	7,246
	92,233	206,547
(i)	The investment fund is exclusively held by VSA and its subsidiaries. The fund’s portfolio is comprised of repurchase agreements and treasury bills.
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